United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/12

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     April 23, 2012
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:82
Form 13F Information Table Entry Total:301,189
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7214    80869 SH       Sole                                  80869
AFLAC Inc                      COM              001055102     5117   111255 SH       Sole                                 111255
AT&T Inc New                   COM              00206R102     3733   119529 SH       Sole                                 119529
Abbott Laboratories            COM              002824100      245     3992 SH       Sole                                   3992
Adobe Systems Inc              COM              00724F101     2190    63818 SH       Sole                                  63818
American Express Company       COM              025816109     2538    43857 SH       Sole                                  43857
Apache Corp                    COM              037411105     3441    34259 SH       Sole                                  34259
Apple Inc                      COM              037833100     2661     4439 SH       Sole                                   4439
Artesian Res Corp Cl A Class A COM              043113208     2595   138117 SH       Sole                                 138117
Auto Data Processing           COM              053015103     7453   135036 SH       Sole                                 135036
Beam Inc.                      COM              073730103     1575    26894 SH       Sole                                  26894
Berkshire Hathaway B New Class COM              084670207     1908    23510 SH       Sole                                  23510
Best Buy Inc                   COM              086516101      499    21070 SH       Sole                                  21070
Boeing Co                      COM              097023105     6974    93772 SH       Sole                                  93772
Bristol-Myers Squibb Co        COM              110122108      427    12645 SH       Sole                                  12645
Broadcom Corp Class A          COM              111320107      523    13314 SH       Sole                                  13314
Church & Dwight Co Inc         COM              171340102     1457    29612 SH       Sole                                  29612
Cisco Systems Inc              COM              17275R102      603    28531 SH       Sole                                  28531
Colgate-Palmolive Co           COM              194162103     5077    51920 SH       Sole                                  51920
ConocoPhillips                 COM              20825C104     1538    20236 SH       Sole                                  20236
Cooper Industries Plc F        COM              G24140108     4530    70834 SH       Sole                                  70834
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     6595    68342 SH       Sole                                  68342
Du Pont E I De Nemour&co       COM              263534109     7838   148174 SH       Sole                                 148174
E M C Corp Mass                COM              268648102     4831   161678 SH       Sole                                 161678
Exponent Inc                   COM              30214u102     1650    34015 SH       Sole                                  34015
Exxon Mobil Corporation        COM              30231g102     8823   101733 SH       Sole                                 101733
FMC Technologies Inc           COM              30249u101     4256    84404 SH       Sole                                  84404
Fedex Corporation              COM              31428X106     6903    75070 SH       Sole                                  75070
Fortune Brands HM & SEC        COM              34964C 10      480    21729 SH       Sole                                  21729
General Electric Company       COM              369604103     4344   216432 SH       Sole                                 216432
Glaxosmithkline Plc Adrf Spons COM              37733W105     4238    94373 SH       Sole                                  94373
Heinz H J Co                   COM              423074103     2403    44871 SH       Sole                                  44871
Home Depot Inc                 COM              437076102     7499   149048 SH       Sole                                 149048
Honeywell International        COM              438516106      851    13941 SH       Sole                                  13941
Illinois Tool Works Inc        COM              452308109     4047    70847 SH       Sole                                  70847
International Business Machine COM              459200101    10921    52343 SH       Sole                                  52343
JP Morgan Chase & Co           COM              46625h100     6168   134152 SH       Sole                                 134152
Johnson & Johnson              COM              478160104     8045   121971 SH       Sole                                 121971
Kimberly-Clark Corp            COM              494368103     1693    22907 SH       Sole                                  22907
Kraft Foods Inc                COM              50075N104      674    17725 SH       Sole                                  17725
Lab Cp Of Amer Hldg New        COM              50540R409     3100    33868 SH       Sole                                  33868
Limited Brands Inc             COM              532716107     1429    29762 SH       Sole                                  29762
Logitech Intl S A New F        COM              h50430232      158    20315 SH       Sole                                  20315
McCormick & Co Inc N-Vt Non Vo COM              579780206     6710   123270 SH       Sole                                 123270
McDonalds Corp                 COM              580135101     7172    73111 SH       Sole                                  73111
Medtronic Inc                  COM              585055106     3184    81246 SH       Sole                                  81246
Microsoft Corp                 COM              594918104     8747   271171 SH       Sole                                 271171
Nordson Corp                   COM              655663102     3234    59334 SH       Sole                                  59334
Oracle Corporation             COM              68389x105      592    20306 SH       Sole                                  20306
Pepsico Incorporated           COM              713448108     7056   106340 SH       Sole                                 106340
Pfizer Incorporated            COM              717081103      282    12453 SH       Sole                                  12453
Pinnacle West Capital Cp       COM              723484101      232     4853 SH       Sole                                   4853
Procter & Gamble               COM              742718109     4548    67665 SH       Sole                                  67665
Progressive Corp Ohio          COM              743315103     1346    58058 SH       Sole                                  58058
RPM International Inc Delaware COM              749685103     8438   322189 SH       Sole                                 322189
Resmed Inc                     COM              761152107     1530    49495 SH       Sole                                  49495
Reynolds American Inc          COM              761713106     1122    27069 SH       Sole                                  27069
Shaw Group Inc                 COM              820280105     2016    63572 SH       Sole                                  63572
South Jersey Inds Inc          COM              838518108     5380   107515 SH       Sole                                 107515
Stryker Corp                   COM              863667101     4220    76066 SH       Sole                                  76066
Texas Instruments Inc          COM              882508104     3228    96037 SH       Sole                                  96037
The Southern Company           COM              842587107     7023   156312 SH       Sole                                 156312
Tiffany & Co New               COM              886547108     2713    39240 SH       Sole                                  39240
U G I Corporation New          COM              902681105     2013    73879 SH       Sole                                  73879
Under Armour Inc Cl A          COM              904311107     3256    34640 SH       Sole                                  34640
V F Corporation                COM              918204108     6248    42797 SH       Sole                                  42797
Valley National Bancorp        COM              919794107     4355   336326 SH       Sole                                 336326
Verizon Communications         COM              92343v104     6235   163082 SH       Sole                                 163082
Wal-Mart Stores Inc            COM              931142103      853    13939 SH       Sole                                  13939
Walt Disney Company            COM              254687106     7459   170384 SH       Sole                                 170384
UMH Properties Inc. REIT       COM              903002103      295    26943 SH       Sole                                  26943
Washington Real Estate Investm COM              939653101     6632   223291 SH       Sole                                 223291
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     8056    68474 SH       Sole                                  68474
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     2899    33342 SH       Sole                                  33342
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     4172    51546 SH       Sole                                  51546
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      666    28336 SH       Sole                                  28336
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      691    10694 SH       Sole                                  10694
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      560    19755 SH       Sole                                  19755
Ishares MSCI Israel Inx Israel STK IDX          464286632      409     9486 SH       Sole                                   9486
Ishares MSCI South Korea Index STK IDX          464286772      649    10893 SH       Sole                                  10893
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      435     8201 SH       Sole                                   8201
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     7290   186736 SH       Sole                                 186736